Carrying Amounts and Fair Value of Financial Instruments (Summary of the carrying value and estimated fair value of financial instruments) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Financial Assets:
Cash And Cash Equivalents	$ 8,382,000	$ 10,193,000
Certificates of Deposits With Other Banks	3,445,000	2,095,000
Investments	405,386,968	429,700,540
Investment And Mortgage-Backed Securities	405,196,000	429,701,000
Loans Receivable, Net	330,572,729	339,874,495
Loans Receivable, Net	327,460,000	340,368,000
Federal Home Loan Bank (FHLB) Stock, At Cost	2,214,800	3,144,600
FHLB Stock	2,215,000	3,145,000
Financial Liabilities:
Checking, Savings, And Money Market Accounts	415,975,000	406,864,000
Time Deposits	236,121,756	253,251,029
Certificate Accounts	235,476,000	253,300,000
Advances from Federal Home Loan Banks	34,640,000	52,900,000
Advances From FHLB	35,676,000	55,646,000
Other Borrowed Money	6,412,000	8,523,000
Subordinated Debt Obligations, Fair Value Disclosure	5,155,000	5,155,000
Senior Convertible Debentures	6,084,000	6,084,000
Fair Value, Inputs, Level 1
Financial Assets:
Cash And Cash Equivalents	8,382,000	10,193,000
Certificates of Deposits With Other Banks	0	0
Investment And Mortgage-Backed Securities	0	0
Loans Receivable, Net	0	0
FHLB Stock	2,215,000	3,145,000
Financial Liabilities:
Checking, Savings, And Money Market Accounts	415,975,000	406,864,000
Certificate Accounts	0	0
Advances From FHLB	0	0
Other Borrowed Money	6,412,000	8,523,000
Subordinated Debt Obligations, Fair Value Disclosure	0	0
Senior Convertible Debentures	0	0
Fair Value, Inputs, Level 2
Financial Assets:
Cash And Cash Equivalents	0	0
Certificates of Deposits With Other Banks	3,445,000	2,095,000
Investment And Mortgage-Backed Securities	405,196,000	429,701,000
Loans Receivable, Net	0	0
FHLB Stock	0	0
Financial Liabilities:
Checking, Savings, And Money Market Accounts	0	0
Certificate Accounts	235,476,000	253,300,000
Advances From FHLB	35,676,000	55,646,000
Other Borrowed Money	0	0
Subordinated Debt Obligations, Fair Value Disclosure	5,155,000	5,155,000
Senior Convertible Debentures	6,084,000	6,084,000
Fair Value, Inputs, Level 3
Financial Assets:
Cash And Cash Equivalents	0	0
Certificates of Deposits With Other Banks	0	0
Investment And Mortgage-Backed Securities	0	0
Loans Receivable, Net	327,460,000	340,368,000
FHLB Stock	0	0
Financial Liabilities:
Checking, Savings, And Money Market Accounts	0	0
Certificate Accounts	0	0
Advances From FHLB	0	0
Other Borrowed Money	0	0
Subordinated Debt Obligations, Fair Value Disclosure	0	0
Senior Convertible Debentures	$ 0	$ 0